RELATED PARTY TRANSACTIONS (Details) (USD $)	6 Months Ended		12 Months Ended	1 Months Ended	12 Months Ended							6 Months Ended		6 Months Ended		12 Months Ended	6 Months Ended		12 Months Ended	6 Months Ended		12 Months Ended			6 Months Ended		12 Months Ended					6 Months Ended		12 Months Ended	6 Months Ended		12 Months Ended	6 Months Ended		12 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Mar. 31, 2012 Frontline Charterers [Member]	Dec. 31, 2011 Frontline Charterers [Member]	Jun. 30, 2012 Frontline Charterers [Member]	Jun. 30, 2011 Frontline Charterers [Member]	Jun. 30, 2012 Frontline Ltd [Member]	Dec. 31, 2011 Frontline Ltd [Member]	Jun. 30, 2012 Deep Sea [Member]	Dec. 31, 2011 Deep Sea [Member]	Jun. 30, 2012 Seadrill [Member]	Dec. 31, 2011 Seadrill [Member]	Jun. 30, 2012 SFL West Polaris [Member]	Jun. 30, 2011 SFL West Polaris [Member]	Dec. 31, 2011 SFL West Polaris [Member]	Jun. 30, 2012 SFL Deepwater [Member]	Jun. 30, 2011 SFL Deepwater [Member]	Dec. 31, 2011 SFL Deepwater [Member]	Jun. 30, 2012 Frontline Management [Member]	Jun. 30, 2011 Frontline Management [Member]	Dec. 31, 2011 Frontline Management [Member]	Jun. 30, 2012 Other related parties [Member]	Dec. 31, 2011 Other related parties [Member]	Jun. 30, 2012 Golar Management UK Limited [Member]	Jun. 30, 2011 Golar Management UK Limited [Member]	Dec. 31, 2011 Golar Management UK Limited [Member]	Jun. 30, 2012 Bluelot [Member]	Dec. 31, 2011 Bluelot [Member]	Jun. 30, 2012 Corte Real [Member]	Dec. 31, 2011 Corte Real [Member]	Jun. 30, 2012 Frontline Charterers, Deep Sea and Seadrill [Member]	Jun. 30, 2011 Frontline Charterers, Deep Sea and Seadrill [Member]	Dec. 31, 2011 Frontline Charterers, Deep Sea and Seadrill [Member]	Jun. 30, 2012 Frontline Management AS [Member]	Jun. 30, 2011 Frontline Management AS [Member]	Dec. 31, 2011 Frontline Management AS [Member]	Jun. 30, 2012 Seadrill Management (S) Pte Ltd [Member]	Jun. 30, 2011 Seadrill Management (S) Pte Ltd [Member]	Dec. 31, 2011 Seadrill Management (S) Pte Ltd [Member]	Jun. 30, 2012 Golden Ocean [Member]	Jun. 30, 2011 Golden Ocean [Member]	Dec. 31, 2011 Golden Ocean [Member]
Amounts due from and to related parties [Abstract]
Due from related parties	$ 30,451,000		$ 9,775,000		$ 8,356,000	$ 29,749,000		$ 589,000	$ 1,206,000			$ 113,000	$ 213,000
Loans to related parties	248,775,000		274,184,000											76,080,000		84,621,000	172,695,000		189,563,000
Due to related parties	6,704,000		4,421,000							152,000	0									555,000		944,000	206,000	7,000	127,000		53,000	2,809,000	1,731,000	2,855,000	1,686,000
Related party leasing and service contracts [Abstract]
Number of vessels leased to related parties classified as direct financing leases	30					28				2
Number of vessels leased to related parties classified as operating leases										4																						2
Combined balance of net investments in direct financing leases																																1,273,600,000		1,301,400,000
Combined balance of net investments in direct financing leases, short-term maturities																																53,600,000		54,400,000
Net book value of assets leased under operating leases																																147,300,000		166,300,000
Lease termination fees paid				9,200,000
Leasing contracts and profit sharing agreements					8,400,000	29,700,000
Daily vessel management fee																						6,500
Number of container vessels operating on time charter, for which part or all management supervision was sub-contracted to a related party																				4																					4
Number of drybulk carriers operating on time charter, for which part or all management supervision was sub-contracted to a related party																				10																					10
Management fees paid, vessels	33,844,000	36,615,000	71,283,000																	33,400,000	36,400,000	71,100,000																			237,000	86,000	207,000
Commission percentage paid for sales-type leases of Suezmax tankers (in hundredths)																				1.00%
Term of lease/charter (in years)																				5
Commissions paid for sales-type leases on Suezmax tankers																				62,000	62,000	124,000
Administrative expenses - related parties	235,000	277,000	504,000																	200,000	300,000	500,000
Management fees paid, supervision of newbuildings																				900,000	1,600,000	3,100,000
Management fees paid, provision of office facilities																									113,000	43,000	115,000								251,000	224,000	503,000	12,000	20,000	43,000
Leasing revenues earned from related parties [Abstract]
Operating lease income																																10,300,000	11,000,000	21,900,000
Direct financing lease interest income	29,954,000	50,123,000	97,757,000																													30,000,000	50,100,000	97,800,000
Finance lease service revenue	33,124,000	35,731,000	69,992,000																													33,100,000	35,700,000	70,000,000
Direct financing lease repayments																																27,200,000	48,500,000	199,500,000
Compensation payment received					106,000,000
Agreed temporary reduction in daily time charter rates					6,500
Maximum daily amount to which temporary earnings-related 100% payment applies					6,500
Accrued Revenues	29,900,000	0
Profit sharing percentage of earnings from Frontline for use of fleet (in hundredths)					20.00%
Increase profit sharing percentage of earnings from Frontline for use of fleet (in hundredths)					25.00%
Accrued profit share agreement						2,000,000	2,400,000
Profit share to be accumulated						48,000,000
Non-refundable advance relating to the profit sharing agreement					50,000,000
Related party loans [Abstract]
Loans advanced to related parties														145,000,000			290,000,000
Interest income, related party loans	9,788,000	9,788,000	19,575,000											3,300,000	3,300,000	6,500,000	6,500,000	6,500,000	13,100,000
Related party purchases and sales of vessels [Abstract]
Proceeds from sale of vessels to related parties												133,100,000
Gain on disposal of investment in equity method investee	$ 0	$ 4,064,000	$ 4,064,000